Securities - Amortized Cost and Fair Value of Securities Available for Sale Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Maturing within one year	$ 25,779
Maturing after one year but within five years	145,707
Maturing after five years but within ten years	45,284
Maturing after ten years	197,908
Securities available-for-sale, amortized cost	414,678
Total securities available-for-sale, amortized cost	621,588	$ 744,050
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	25,386
Maturing after one year but within five years	134,759
Maturing after five years but within ten years	39,758
Maturing after ten years	167,950
Total securities available-for-sale, fair value	367,853
Total securities available-for-sale, fair value	559,182	679,350
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	80,589
Total securities available-for-sale, amortized cost	80,589	90,195
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	71,137
Total securities available-for-sale, fair value	71,137	81,217
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	12,821
Total securities available-for-sale, amortized cost	12,821	13,706
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	11,641
Total securities available-for-sale, fair value	11,641	12,297
Private label mortgage-backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	74,268
Total securities available-for-sale, amortized cost	74,268	93,527
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	70,035
Total securities available-for-sale, fair value	70,035	86,469
Other asset backed
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, amortized cost	39,232
Total securities available-for-sale, amortized cost	39,232	114,867
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, without single maturity, fair value.	38,516
Total securities available-for-sale, fair value	$ 38,516	$ 112,931